LONG-TERM DEBT - Narrative (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Sep. 27, 2021 CAD ($)	Sep. 27, 2021 USD ($)	Jun. 08, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,266.8		$ 8,001.8				$ 6,166.1
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 9,252.0		7,921.1
Floating | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.50%	1.50%
Floating | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%	2.25%
Floating | Prime Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.50%	0.50%
Floating | Prime Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.25%	1.25%
Revolving Credit Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 1,205.0	$ 75.0
Revolving Credit Facility [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 771.8		0.0
Revolving Credit Facility [Member] | Minimum
Disclosure of detailed information about borrowings [line items]
Interest coverage ratio	3.00	3.00
Revolving Credit Facility [Member] | Maximum
Disclosure of detailed information about borrowings [line items]
Total net funded debt to adjusted EBITDA ratio	5.75	5.75
Revolving Credit Facility [Member] | Four complete fiscal quarters | Maximum
Disclosure of detailed information about borrowings [line items]
Total net funded debt to adjusted EBITDA ratio	6.00	6.00
Term Loan A Facility [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 500.0
Term Loan B Facility [Member] | Floating | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	0.50%	0.50%
Term Loan B Facility [Member] | Floating | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	3.00%	3.00%
Term Loan B Facility [Member] | Floating | Prime Rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.00%	2.00%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						8.50%
8.500% USD senior unsecured notes, ("8.500% 2027 Notes") [Member] | Currency risk
Disclosure of detailed information about borrowings [line items]
Notional amount per note						$ 348.0
Average rate of hedging instrument						8.828%
4.250% USD senior secured notes ("4.250% 2025 Secured Notes") [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 677.2		$ 633.9
Borrowings, interest rate	4.25%	4.25%	4.25%
3.750% USD senior secured notes ("3.750% 2025 Secured Notes") [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,015.8		$ 950.9
Borrowings, interest rate	3.75%	3.75%	3.75%
5.125% USD senior secured notes ("5.125% 2026 Secured Notes") [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 677.2		$ 633.9
Borrowings, interest rate	5.125%	5.125%	5.125%
3.500% USD senior secured notes ("3.500% 2028 Secured Notes") [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,015.8		$ 950.9
Borrowings, interest rate	3.50%	3.50%	3.50%
4.000% USD senior notes ("4.000% 2028 Notes") [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,015.8		$ 950.9
Borrowings, interest rate	4.00%	4.00%	4.00%
4.750% 2029 Notes Effective June 8, 2021 [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,015.8		$ 950.9
Borrowings, interest rate	4.75%	4.75%	4.75%
4.375% USD senior notes ("4.375% 2029 Notes") [Member] | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 744.9		$ 697.2
Borrowings, interest rate	4.375%	4.375%	4.375%
Other
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 48.9
Borrowings, interest rate	3.00%	3.00%
Percentage of controlling interest acquired	51.00%	51.00%
Basis points	1.00%
Other | Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 75.0		$ 4.6